CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

21. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
	(in thousands, except for number of shares and per share data)
ASSETS
Current assets
Cash and cash equivalents	138,574	155,828	21,348
Amounts due from subsidiaries	315,959	253,441	34,721
Prepayments and other current assets	4,205	4,266	584
Total current assets	458,738	413,535	56,653
Non-current assets
Investments in subsidiaries, the VIE and VIE’s subsidiaries	506,526	555,621	76,120
Other non-current assets	2,422	1,229	167
Total non-current assets	508,948	556,850	76,287
Total assets	967,686	970,385	132,940
LIABILITIES
Current liabilities
Amounts due to subsidiaries and the VIE	5,973	4,148	568
Accrued expenses and other current liabilities	3,909	3,228	442
Dividend payable	—	2,164	296
Total current liabilities	9,882	9,540	1,306
Total liabilities	9,882	9,540	1,306
SHAREHOLDERS’ EQUITY
Ordinary shares (par value of US$0.0001 per share, 700,000,000 Class A shares authorized as of December 31, 2023 and December 31, 2024; 125,122,382 Class A shares issued and 119,704,787 outstanding as of December 31, 2023; 125,122,382 Class A shares issued and 116,084,207 outstanding as of December 31, 2024; 200,000,000 Class B shares authorized, 144,000,000 Class B ordinary shares issued and outstanding as of December 31, 2023 and December 31, 2024; 100,000,000 shares (undesignated) authorized, nil shares (undesignated) issued and outstanding as of December 31, 2023 and December 31, 2024)	185	185	25
Additional paid-in capital	1,088,628	996,657	136,541
Treasury stock	(16,665)	(26,296)	(3,603)
Accumulated other comprehensive income	17,955	24,009	3,289
Accumulated deficit	(132,299)	(33,710)	(4,618)
Total shareholders’ equity	957,804	960,845	131,634
Total liabilities and shareholders’ equity	967,686	970,385	132,940

21. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Continued)

	For the year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
	(in thousands)
Operating expenses
General and administrative expenses	(18,993)	(16,011)	(11,449)	(1,569)
Total operating expenses	(18,993)	(16,011)	(11,449)	(1,569)
Operating loss	(18,993)	(16,011)	(11,449)	(1,569)
Share of income from subsidiaries, the VIE and VIE’s subsidiaries	126,241	190,880	102,725	14,073
Other income, net	2,571	6,038	7,313	1,002
Income before income taxes	109,819	180,907	98,589	13,506
Income tax expenses	—	—	—	—
Net income	109,819	180,907	98,589	13,506
Total comprehensive income	154,993	188,365	104,643	14,335

Net cash used in operating activities	(18,992)	(15,968)	(2,663)	(365)
Net cash provided by (used in) investing activities	(1,655)	(25,483)	62,597	8,576
Net cash used in financing activities	(6,956)	(9,448)	(44,853)	(6,145)
Effect of exchange rate changes on cash and cash equivalents	17,047	2,648	2,173	297
Net change in cash and cash equivalents	(10,556)	(48,251)	17,254	2,363
Cash and cash equivalents at the beginning of the year	197,381	186,825	138,574	18,985
Cash and cash equivalents at the end of the year	186,825	138,574	155,828	21,348

Basis of presentation

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries, the VIE and VIE’s subsidiaries.

The parent company records its investments in its subsidiaries, the VIE and VIE’s subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Under the equity method of accounting, the Company shall adjust the carrying amount of the investments for its share of the subsidiaries’ and other equity investees’ cumulative losses until the investment balance reaches zero, unless it is contractually obligated to continue to pick up the subsidiaries’ and other equity investees’ losses. The Company confirmed its unlimited financial support to its subsidiaries for their operations. Consequently, the Company recognized its investments in excess of its share of cumulative losses in “Investments in subsidiaries, the VIE and VIE’s subsidiaries” on the condensed balance sheets, and the respective share in income (loss) in “Share of income from subsidiaries, the VIE and VIE’s subsidiaries” on the condensed statements of comprehensive income. The subsidiaries did not pay any dividends to the Company for the periods presented.

The parent company’s condensed financial statements should be read in conjunction with the Group’s consolidated financial statements.